Structured Entities - Schedule of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents		$ 87,466	$ 93,261	$ 57,408
Trading Securities		108,177	104,411
FVTPL Securities		13,641	14,210
FVOCI Securities		43,561	63,123
Derivatives		48,160	36,713
Other		31,894	22,411
Derivatives		59,956	30,815
Other		290,533	238,128
Total assets of the entities		1,139,199	988,175
Canadian customer securitization vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	[1]	68	63
Trading Securities	[1]	573	24
FVTPL Securities	[1]	119	218
FVOCI Securities	[1]	1,079	464
Derivatives	[1]		2
Other	[1]	11	5
Total assets	[1]	1,850	776
Deposits	[1]	68	63
Derivatives	[1]	17	0
Total liabilities	[1]	85	63
Maximum exposure to loss	[1],[2]	20,141	14,208
Total assets of the entities	[1]	12,364	8,116
Capital vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents		3,483	1,210
Total assets		3,483	1,210
Deposits		3,483	1,210
Other		48	22
Total liabilities		3,531	1,232
Maximum exposure to loss	[2]	1
Total assets of the entities		3,531	1,234
Structured finance vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Trading Securities		1,795	58
Amortized cost securities			93
Other		80
Total assets		1,875	151
Maximum exposure to loss	[2]	1,875	151
Total assets of the entities		$ 11,845	$ 5,686

[1]	Securities held that are issued by our Canadian and U.S. customer securitization vehicles are comprised of asset-backed commercial paper and are classified as either trading securities, FVTPL securities or FVOCI securities.
[2]	Maximum exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.